1290 Avenue of the Americas

New York, NY 10104

Julie Collett

Senior Director and

Counsel

(212) 314-3017

Julie.collett@equitable.com

May 18, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Initial Filing of the Registration Statement on
Form N-6 for Equitable Financial Life Insurance Company of America (“Equitable America”)
(CIK #0001585490)
(“Registration Statement”)

Commissioners:

On behalf of Equitable Financial Life Insurance Company of America (“Equitable America”), we are filing pursuant to the Securities Act of 1933 and the Investment Company Act of 1940 the above-referenced Registration Statement with respect to Equitable America’s Separate Account K.

This Registration Statement relates to a new national version of the Equitable Advantage variable life insurance policy to be issued by Equitable America with variable investment options funded through Equitable America’s Separate Account K.

The principal differences between the new version of the Equitable Advantage and the current version VUL Optimizer are outlined below. VUL Optimizer is covered by Equitable America’s Form N-6 Registration Statement File No. 333-229238 and has been offered continuously since it became effective under the 1933 Act.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure related to the principal differences in the Equitable Advantage design as listed below. Except for the disclosure relating to these principal differences, the disclosure set forth in this Registration Statement is not substantially different from disclosure that has been previously filed with the Commission and commented on by the Staff in relation to the VUL Optimizer Registration Statement.

The principal differences between Equitable Advantage and VUL Optimizer are as follows:

1.	Removal of various riders;
2.	The addition of the Policy Continuation Rider;
3.	Changes to the Customer Loyalty Credit;
4.	We will only offer one death benefit option;
5.	Changes to the cost of insurance, premium and surrender charges, as well as the current mortality and expense risk charge; and
6.	Different Market Stabilizer Option®.

We would like to have Equitable Advantage effective by August 20, 2021. Accordingly, we would greatly appreciate the Staff’s effort in providing us with comments before July 16, 2021, or as soon as practicable thereafter. We will file a Pre-Effective Amendment that will address any Staff comments to the prospectus. Also, we will provide any additional exhibits (including contract forms) that might be necessary.

Please contact the undersigned at (303) 902-9135 if you have any questions or comments.

Best Regards,

/s/ Julie Collett
Julie Collett